Leases (Tables)	6 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Lease Cost

Operating and finance lease expenses consist of the following:

		For the Six Months Ended September 30,
	Classification	2025	2024
		(Unaudited)	(Unaudited)
Operating lease cost
Lease expenses	General and administrative	757,094	478,663
Finance lease cost
Amortization of leased asset	General and administrative	51,035	56,246
Interest on lease liabilities	Interest expenses on finance leases	4,196	6,137
Total lease expenses		$812,325	$541,046

Weighted-average remaining term and discount rate related to leases were as follows:

	As of September 30, 2025	As of March 31, 2025
	(Unaudited)
Weighted-average remaining term
Operating lease	2.6 years	1.1 years
Finance leases	3.2 years	3.5 years
Weighted-average discount rate
Operating lease	5.6%	4.7%
Finance leases	4.6%	4.6%

Schedule of Minimum Lease Payments

The following table sets forth the Company’s minimum lease payments in future periods:

	Operating	Finance
	lease	lease
	payments	payments	Total
Twelve months ending September 30, 2026	$1,768,747	$121,469	$1,890,216
Twelve months ending September 30, 2027	1,219,349	49,980	1,269,329
Twelve months ending September 30, 2028	661,278	20,816	682,094
Twelve months ending September 30, 2029	295,686	-	295,686
Twelve months ending September 30, 2030	-	-	-
Total lease payments	3,945,060	192,265	4,137,325
Less: discount	(189,572)	(6,870)	(196,442)
Present value of lease liabilities	$3,755,488	$185,395	$3,940,883
Present value of lease liabilities, current	$2,036,722	$71,222	$2,107,944
Present value of lease liabilities, non-current	$1,718,766	$114,173	$1,832,939